Investment securities and other investments	12 Months Ended
Dec. 31, 2022
Investment securities and other investments
Investment securities and other investments

9. Investment securities and other investments

The following is a summary of investment securities and other investments:

	As of December 31
	2021	2022
	RMB	RMB

Debt investments stated at amortized cost	3,878,744	8,706,590
Listed equity securities	13,342,946	6,725,766
Other investments under fair value option	1,412,803	2,577,951
Total	18,634,493	18,010,307

As of December 31, 2021 and 2022, the Group’s investment securities and other investments comprised of i) debt investments, which are accounted for at amortized cost, ii) listed equity securities, which are publicly traded stocks or funds measured at fair value, iii) other investments, which the fair value option was selected.

The following table summarizes the debt investments stated at amortized cost:

	As of December 31
	2021	2022
	RMB	RMB

Time deposits stated at amortized cost	3,722,640	8,444,793
Other debt investments stated at amortized cost	156,104	261,797
Total	3,878,744	8,706,590

The carrying values of time deposits stated at amortized cost and other debt investments stated at amortized cost approximate their fair value.

The following table summarizes debt investments stated at amortized cost classified by the contractual maturity date of the investments:

As of December 31
2022
RMB
Due in 1 year through 2 years	6,627,563
Due in 2 years through 3 years	1,950,866
Thereafter	128,161
Total	8,706,590

9. Investment securities and other investments (Continued)

The following table summarizes the listed equity securities and other investments under fair value option:

	As of December 31, 2021
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,661,212	6,300,946	(394,796)	(224,416)	13,342,946
— Investee A	600,000	—	(254,758)	—	345,242
— Investee B (i)	6,751,890	5,573,162	—	(225,456)	12,099,596
— Others	309,322	727,784	(140,038)	1,040	898,108
Other investments under fair value option	20,323,739	14,383	(18,722,033)	(203,286)	1,412,803
— Convertible Note of Chengxin (Note 4)	19,563,591	—	(18,691,719)	(198,515)	673,357
— Other investments under fair value option	760,148	14,383	(30,314)	(4,771)	739,446
Total	27,984,951	6,315,329	(19,116,829)	(427,702)	14,755,749

	As of December 31, 2022
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,561,289	—	(1,067,079)	231,556	6,725,766
— Investee A	600,000	—	(206,442)	—	393,558
— Investee B (i)	6,518,202	—	(648,302)	198,536	6,068,436
— Others	443,087	—	(212,335)	33,020	263,772
Other investments under fair value option	2,580,786	31,583	—	(34,418)	2,577,951
— Structured notes under fair value option	1,769,255	13,973	—	(28,219)	1,755,009
— Other investments under fair value option	811,531	17,610	—	(6,199)	822,942
Total	10,142,075	31,583	(1,067,079)	197,138	9,303,717

(i) Investment in Investee B

As of January 1, 2020 the Group held certain percentage of ordinary shares and preferred shares from Investee B, which were purchased in prior years. The investment in Investee B was accounted for Measurement Alternative as the Group could not impose significant influence in Investment B. For the year ended December 31, 2021, the Investee B completed its initial public offering in NASDAQ Stock Exchange. As a result, the investment in Investee B was transferred from investments accounted for using the Measurement Alternative method to Investment securities and other investments, with the fair value determined based on the quoted price in the active market, adjusted by a discount for lack of marketability due to restrictions on trading the shares. During the year of 2022, the restriction on trading shares was removed and the fair value was determined based on the market price of the Investee B’s publicly traded shares directly.

As of December 31, 2021 and 2022, the fair value of the Investment in Investee B was RMB12,099,596 and RMB6,068,436, respectively. The Group recognized unrealized gain of RMB8,351,108 recorded in investment income (loss), net for year ended December 31, 2021. The Group recognized unrealized loss of RMB6,221,463 and realized gain of RMB5,998, recorded in investment income (loss), net for year ended December 31, 2022.